Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 07, 2017	Dec. 31, 2016	Aug. 01, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Principal amount of debt		$ 9,361,000,000		$ 9,343,000,000
2021 Additional Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt			$ 500,000,000
Fixed rate on notes			4.125%
Subsequent Event [Member] | Term Loan E [Member]
Subsequent Event [Line Items]
Principal amount of debt	$ 388,000,000
Debt instrument maturity period	2017-03
Subsequent Event [Member] | Term Loan D [Member]
Subsequent Event [Line Items]
Principal amount of debt	$ 387,000,000
Debt instrument maturity period	2020-01
Subsequent Event [Member] | Term Loan F [Member]
Subsequent Event [Line Items]
Principal amount of debt	$ 1,436,000,000
Debt instrument maturity period	2020-12
Subsequent Event [Member] | 2021 Additional Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Principal amount of debt	$ 500,000,000
Fixed rate on notes	5.75%